Basis of Presentation - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) Offerings	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Basis of presentation [line items]
Cash flows from operations		$ 5,548	$ 6,476
Gross proceeds through common share offerings		49,594	$ 17,968
Construction loans [member]
Basis of presentation [line items]
Additional liquidity available under construction loan		33,696
Construction loans [member] | OGBC [member]
Basis of presentation [line items]
Additional liquidity available under construction loan		$ 5,000
Events After Reporting Period [Member]
Basis of presentation [line items]
Gross proceeds through common share offerings	$ 146,000
Number of common shares offering | Offerings	2